Document and Entity Information	Jul. 20, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001597672
Document Type	8-K
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	RAYONIER ADVANCED MATERIALS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36285
Entity Tax Identification Number	46-4559529
Entity Address, Address Line One	1301 Riverplace Boulevard
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	357-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	RYAM
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Right
Security Exchange Name	NYSE